CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)		Dec. 31, 2018 ILS (₪)		Dec. 31, 2017 ILS (₪)
IfrsStatementLineItems [Line Items]
Profit for the year | ₪			₪ 19	[1]	₪ 56	[2]	₪ 114	[2]
Other comprehensive income, items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligations | ₪			(2)	[1]	1		(2)
Income taxes relating to remeasurements of post-employment benefit obligations | ₪				[1],[3]		[1],[3],[4]	1
Other comprehensive income (loss) for the year, net of income taxes | ₪			(2)	[1]	1		(1)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | ₪			17	[1]	57		113
Total comprehensive income attributable to:
Owners of the Company | ₪			17	[1]	58		113
Non-controlling interests | ₪	[1]			[3]	(1)	[4]
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | ₪			₪ 17	[1]	₪ 57		₪ 113
Convenience translation into U.S. dollars [Member]
IfrsStatementLineItems [Line Items]
Profit for the year | $	[1]	$ 6
Other comprehensive income, items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligations | $	[1]	(1)
Income taxes relating to remeasurements of post-employment benefit obligations | $	[1],[3]
Other comprehensive income (loss) for the year, net of income taxes | $	[1]	(1)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | $	[1]	5
Total comprehensive income attributable to:
Owners of the Company | $	[1]	5
Non-controlling interests | $	[1],[3]
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | $	[1]	$ 5

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.
[3]	Representing an amount of less than NIS 1 million.
[4]	Representing an amount of less than 1 million.